Income Taxes (Details 1) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Long-term deferred tax assets:
Federal net operating loss carryforwards		$ 870,000	$ 5,000
Equity based compensation		368,000	0
Long-term deferred tax liabilities:
Property, plant and equipment		4,000	0
Valuation allowance	$ (2,400,600)	(1,242,000)	(5,000)
Net long-term deferred tax assets		$ 0	$ 0